Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2020
Related Party Transactions
Schedule of related parties

The Group had the following balances with related parties as of August 31, 2019 and 2020, respectively:

Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Shanghai Luo Bo Education Technology Co.,Ltd. (“Luo Bo”)	Equity investee
Fujian Hexi Equity Investment Partnership (Limited Partnership) (“He Xi”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. (“Tus-Juren”)	Former equity investee

(a)	Amounts due from related parties

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Ya Qiao Education	18,750	20,400	2,979
Luo Bo	—	491	72

16.  Related Party Transactions (continued)

(b)	Amounts due to related parties

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
He Xi	—	13,644	1,993
Luo Bo	—	803	117

(c)	Transactions with the related party

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	—	6,772	—	—